DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments And Hedge Accounting
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING

NOTE 07

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING

a)	As of December 31, 2017 and 2016 the Bank holds the following portfolio of derivative instruments:

	As of December 31, 2017
	Notional amount				Fair value
	Up to 3 Months	More than 3 months to 1 year	More than 1 year	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Fair value hedge derivatives
Interest rate swaps	-	162,985	1,554,171	1,717,156	23,003	1,424
Cross currency swaps	-	715,701	5,362,772	6,078,473	15,085	65,724
Subtotal	-	878,686	6,916,943	7,795,629	38,088	67,148

Cash flow hedge derivatives
Currency forwards	801,093	218,982	-	1,020,075	39,233	59
Cross currency swaps	421,428	1,637,604	6,672,566	8,731,598	36,403	128,355
Subtotal	1,222,521	1,856,586	6,672,566	9,751,673	75,636	128,414

Trading derivatives
Currency forwards	17,976,683	10,679,327	3,091,393	31,747,403	412,994	502,555
Interest rate swaps	9,069,964	14,389,389	46,342,779	69,802,132	467,188	392,366
Cross currency swaps	2,963,641	7,503,144	47,111,371	57,578,156	1,241,632	1,042,120
Call currency options	190,386	37,099	49,853	277,338	1,322	1,950
Call interest rate options	-	-	-	-	-	-
Put currency options	192,722	28,616	50,470	271,808	1,787	4,935
Other derivatives	-	-	-	-	-	-
Subtotal	30,393,396	32,637,575	96,645,866	159,676,837	2,124,923	1,943,926

Total	31,615,917	35,372,847	110,235,375	177,224,139	2,238,647	2,139,488

	As of December 31, 2016
	Notional amount				Fair value
	Up to 3 months	More than 3 months to 1 year	More than 1 year	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Fair value hedge derivatives
Interest rate swaps	74,086	514,454	1,402,870	1,991,410	38,977	211
Cross currency swaps	424,086	505,902	1,239,490	2,169,478	32,640	32,868
Subtotal	498,172	1,020,356	2,642,360	4,160,888	71,617	33,079

Cash flow hedge derivatives
Currency forwards	915,879	639,939	-	1,555,818	10,216	3,441
Cross currency swaps	897,480	2,613,706	4,260,194	7,771,380	43,591	68,894
Subtotal	1,813,359	3,253,645	4,260,194	9,327,198	53,807	72,335

Trading derivatives
Currency forwards	15,840,731	11,240,251	3,358,765	30,439,747	185,618	209,955
Interest rate swaps	6,889,665	12,512,285	49,747,459	69,149,409	627,047	526,695
Cross currency swaps	3,966,443	7,589,201	53,148,109	64,703,753	1,562,068	1,449,550
Call currency options	73,943	20,994	2,664	97,601	521	5
Call interest rate options	-	-	-	-	-	-
Put currency options	52,143	7,892	2,664	62,699	104	542
Other derivatives	-	-	-	-	-	-
Subtotal	26,822,925	31,370,623	106,259,661	164,453,209	2,375,358	2,186,747

Total	29,134,456	35,644,624	113,162,215	177,941,295	2,500,782	2,292,161

b)	Hedge accounting

Fair value hedge:

The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in fair value of hedged items attributable to interest rates. The aforementioned hedging instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate.

Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2017 and 2016, classified by term to maturity:

	As of December 31, 2017
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Hedged item
Loans and accounts receivable from customers:
Endorsable mortgage mutual loans	587,412	801,230	106,910	-	1,495,552
Available for sale investments
Yankee bonds	-	-	6,169	64,769	70,938
Mortgage financing bonds	-	-	4,738	-	4,738
Treasury bonds (BTP)	-	-	-	129,539	129,539
Chiliean Treasury bonds	-	21,377	762,727	-	784,104
Chiliean Central Bank bonds	128,289	218,640	443,357	-	790,286
Time deposits and other time liabilities
Time deposits	137,985	-	-	-	137,985
Issued debt instruments
Senior bonds	25,000	1,399,686	670,488	2,287,313	4,382,487
Total	878,686	2,440,933	1,994,389	2,481,621	7,795,629
Hedging instrument
Cross currency swaps	715,701	1,512,238	1,813,221	2,037,313	6,078,473
Interest rate swaps	162,985	928,695	181,168	444,308	1,717,156
Total	878,686	2,440,933	1,994,389	2,481,621	7,795,629

	As of December 31, 2016
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Hedged item
Loans and accounts receivable from customers:
Endorsable mortgage mutual loans	-	-	-	-	-
Available for sale investments
Yankee bonds	-	-	6,660	56,610	63,270
Mortgage financing bonds	-	-	5,651	-	5,651
Treasury bonds (BTP)	-	-	33,300	366,300	399,600
Chiliean Treasury bonds	-	-	-	-	-
Chileian Central Bank bonds (BCP)	-	-	-	-	-
Time deposits and other time liabilities
Time deposits	993,659	-	-	-	993,659
Issued debt instruments
Senior bonds	524,869	652,046	1,000,905	520,888	2,698,708
Total	1,518,528	652,046	1,046,516	943,798	4,160,888
Hedging instrument
Cross currency swaps	929,988	437,046	531,556	270,888	2,169,478
Interest rate swaps	588,540	215,000	514,960	672,910	1,991,410
Total	1,518,528	652,046	1,046,516	943,798	4,160,888

Cash flow hedges

The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates of bonds and interbank loans at a variable rate. To cover the inflation risk in some items, both forwards as well as currency swaps are used.

Below is the notional amount of the hedged items as of December 31, 2017 and 2016, and the period when the cash flows will be generated:

	As of December 31, 2017
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Mortgage loans	1,153,348	583,061	1,335,141	2,353,871	5,425,421
Commercial loans	644,608	-	-	-	644,608
Available for sale investments
Yankee bond	-	-	25,290	132,572	157,862
Chilean Central Bank bonds	-	-	242,819	-	242,819
Time deposits	-	-	-	-	-
Time deposits and other time liabilities
Time deposits	-	-	-	-	-
Issued debt instruments
Senior bonds (variable rate)	120,520	647,550	302,454	-	1,070,524
Senior bonds (fixed rate)	241,183	121,619	224,401	300,874	888,077
Interbank borrowings
Interbank loans	919,448	402,914	-	-	1,322,362
Total	3,079,107	1,755,144	2,130,105	2,787,317	9,751,673
Hedging instrument
Cross currency swaps	2,059,032	1,755,144	2,130,105	2,787,317	8,731,598
Currency forwards	1,020,075	-	-	-	1,020,075
Total	3,079,107	1,755,144	2,130,105	2,787,317	9,751,673

	As of December 31, 2016
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Mortgage loans	1,083,972	312,546	900,746	956,803	3,254,067
Commercial loans	972,360	-	-	-	972,360
Available for sale investments
Yankee bond	-	-	126,140	406,881	533,021
Chilean Central Bank bonds	20,754	-	-	-	20,754
Time deposits	26,196	-	-	-	26,196
Time deposits and other time liabilities
Time deposits	285,090	-	-	-	285,090
Issued debt instruments
Senior bonds (variable rate)	854,414	399,451	285,355	-	1,539,220
Senior bonds (fixed rate)	140,765	108,409	243,121	105,600	597,895
Interbank borrowings
Interbank loans	1,683,453	415,142	-	-	2,098,595
Total	5,067,004	1,235,548	1,555,362	1,469,284	9,327,198
Hedging instrument
Cross currency swaps	3,511,186	1,235,548	1,555,362	1,469,284	7,771,380
Currency forwards	1,555,818	-	-	-	1,555,818
Total	5,067,004	1,235,548	1,555,362	1,469,284	9,327,198

Below is an estimate of the periods in which flows are expected to be produced:

b.1) Forecasted cash flows for interest rate risk:

	As of December 31, 2017
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	308,737	60,515	13,780	2,594	385,626
Outflows	(60,733)	(43,507)	(7,757)	(878)	(112,875)
Net flows	248,004	17,008	6,023	1,716	272,751

Hedging instrument
Inflows	60,733	43,507	7,757	878	112,875
Outflows (*)	(308,737)	(60,515)	(13,780)	(2,594)	(385,626)
Net flows	(248,004)	(17,008)	(6,023)	(1,716)	(272,751)

(*)Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

	As of December 31, 2016
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	159,439	83,193	32,647	3,748	279,027
Outflows	(72,631)	(45,857)	(18,040)	-	(136,528)
Net flows	86,808	37,336	14,607	3,748	142,499

Hedging instrument
Inflows	72,631	45,857	18,040	-	136,528
Outflows (*)	(159,439)	(83,193)	(32,647)	(3,748)	(279,027)
Net flows	(86,808)	(37,336)	(14,607)	(3,748)	(142,499)

(*)Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

b.2) Forecasted cash flows for inflation risk:

	As of December 31, 2017
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	20,300	29,008	103,544	286,471	439,323
Outflows	(1,645)	-	-	-	(1,645)
Net flows	18,655	29,008	103,544	286,471	437,678

Hedging instrument
Inflows	1,645	-	-	-	1,645
Outflows	(20,300)	(29,008)	(103,544)	(286,471)	(439,323)
Net flows	(18,655)	(29,008)	(103,544)	(286,471)	(437,678)

	As of December 31, 2016
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	22,586	11,896	56,107	115,753	206,342
Outflows	(4,900)	-	-	-	(4,900)
Net flows	17,686	11,896	56,107	115,753	201,442

Hedging instrument
Inflows	4,900	-	-	-	4,900
Outflows	(22,586)	(11,896)	(56,107)	(115,753)	(206,342)
Net flows	(17,686)	(11,896)	(56,107)	(115,753)	(201,442)

b.3) Forecasted cash flows for exchange rate risk:

As of December 31, 2017 and 2016 the Bank has no forecasted cash flows for exchange rate risk.

c)	The accumulated effect of the mark to market adjustment of cash flow hedges produced by hedge instruments used in hedged cash flow was recorded in the Consolidated Statement of Changes in Equity, specifically within Other comprehensive income, as of December 31, 2017 and 2016, is as follows:

	As of December 31,
Hedged item	2017	2016
	MCh$	MCh$

Interbank loans	(4,779)	(6,019)
Time deposits and other time liabilities	-	(294)
Issued debt instruments	(8,683)	(8,169)
Available for sale investments	(364)	12,833
Loans and accounts receivable from customers	10,264	3,937
Net flows	(3,562)	2,288

Since the inflows and outflows for both the hedged element and the hedging instrument mirror each other, the hedges are nearly 100% effective, which means that the fluctuations of fair value attributable to risk components are almost completely offset.

As of December 31, 2017 and 2016 the Bank records inefficiencies for an amount of Ch$1,187 million and Ch$355 million, respectively.

During the year, the Bank did not have any cash flow hedges of forecast transactions.

d)	Below is a presentation of income generated by cash flow hedges amount that were reclassified from other comprehensive income to income for the year:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Bond hedging derivatives	-	(77)	6
Interbank loans hedging derivatives	-	-	-

Cash flow hedge net income gain (loss)	-	(77)	6

See Note 23 - Equity, letter e)

e)	Net investment hedges in foreign operations:

As of December 31, 2017 and 2016, the Bank does not have any foreign net investment hedges in its hedge accounting portfolio.